Shareholders' Equity - Schedule of Subsidiaries Dividends (Details)	6 Months Ended
Dec. 31, 2024 USD ($)
Top Moral [Member]
Schedule of Subsidiaries Dividends [Line Items]
Date of Dividends	Sep. 08, 2023
Amounts	$ 600,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Max Bright [Member]
Schedule of Subsidiaries Dividends [Line Items]
Date of Dividends	Nov. 15, 2023
Amounts	$ 3,700,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Creation [Member]
Schedule of Subsidiaries Dividends [Line Items]
Date of Dividends	Nov. 15, 2023
Amounts	$ 2,800,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Legend [Member]
Schedule of Subsidiaries Dividends [Line Items]
Date of Dividends	Nov. 16, 2023
Amounts	$ 3,700,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Moral [Member]
Schedule of Subsidiaries Dividends [Line Items]
Date of Dividends	Nov. 20, 2023
Amounts	$ 800,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Moral [Member]
Schedule of Subsidiaries Dividends [Line Items]
Date of Dividends	Mar. 12, 2024
Amounts	$ 200,000
Receiving Shareholder	Ocean Master Worldwide Corporation